Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Deferred revenue	$ 18,647	$ 14,647
Holdbacks and earn-outs	14,042	9,959
Accrued workers' compensation	7,329	3,212
Accrued other insurance	5,988	5,013
Accrued health insurance	5,702	4,952
Deferred rent	5,469	4,791
Miscellaneous accrued taxes	4,867	3,317
Accrued accounting and legal fees	3,143	2,697
Customer deposits	2,393	2,971
Accrued lease payments	2,111	1,536
Other	15,916	17,733
Other accrued liabilities	$ 85,607	$ 70,828